Share Capital and Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants	changes in the issued and outstanding common shares during the year ended December 31, 2022. At December 2022 and 2021, the number of common shares outstanding were as follows:

		2022		2021
	Number	Amount	Number	Amount
Balance - beginning of year	3,104,222	$979,849	2,994,350	$977,261
Shares issued pursuant to a restricted share units plan (note 17b)	—	—	14	—
Shares issued upon conversion of debt	—	—	109,858	2,588
Balance - end of year	3,104,222	$979,849	3,104,222	$979,849

Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price

For stock options having a CAD exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2022 and 2021 were as follows:

		2022		2021
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance - beginning of year	102,805	$215.29	248,591	$187.11
Forfeited	(1,168)	143.47	(132,178)	143.32
Expired	(8)	21,225.00	(13,608)	399.56
Balance - end of year	101,629	$214.46	102,805	$215.29

For options having a USD exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2022 and 2021 were as follows:

		2022		2021
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance - beginning of year	74,900	$34.88	30,500	$46.98
Granted	70,850	6.33	49,200	28.02
Forfeited	(14,834)	16.43	(3,800)	41.04
Expired	—	—	(1,000)	42.70
Balance - end of year	130,916	$21.52	74,900	$34.88

Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values	The following Black-Scholes assumption were used:

Expected dividend rate	—
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$15.54

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the years ended December 31, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Expected dividend rate	—	—	—
Expected volatility of share price	116.0%	115.0%	100.5%
Risk-free interest rate	2.97%	1.21%	0.5%
Expected life in years	6.8	6.7	6.7
Weighted average grant date fair value	$7.18	$28.52	$85.08

Schedule of Stock Options Issued and Outstanding by Range of Exercise Price

At December 31, 2022, stock options issued and outstanding denominated in CAD and USD by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CAD	outstanding	(in years)	($)	exercisable	($)
$119.90-$146.35	16,288	7.30	$136.79	12,390	$136.53
$146.36-$211.05	79,793	6.43	152.10	65,168	152.10
$211.06 - $2,130.00	5,025	6.43	358.66	5,025	358.66
$2,130.01-$20,700.00	523	5.48	10,761.57	523	10,761.57
	101,629	6.56	$214.46	83,106	$229.04
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in USD	outstanding	(in years)	(USD)	exercisable	(USD)
$4.10-$4.75	10,000	9.95	$4.10	—	$—
$4.76-$7.80	39,550	9.43	5.40	3,250	5.40
$7.81 - $15.95	16,500	9.24	10.20	—	—
$15.96-$41.80	34,866	8.69	26.98	18,292	31.76
$41.81 - $108.00	30,000	7.94	48.48	24,332	48.04
	130,916	8.91	$21.52	45,874	$38.53

Schedule of Total Share-Based Payments Expense

The total share-based payments compensation expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020 as indicated in the following table:

	2022	2021	2020
Research and development expenses	$821	$936	$2,430
Administration expenses	1,043	3,760	3,248
Loss from discontinued operations	—	(444)	556
	$1,864	$4,252	$6,234

Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the number of RSU outstanding during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021	2020
Balance - beginning of year	—	421	1,757
Forfeited	—	(5)	(5)
Released	—	(14)	(1,036)
Paid in cash	—	(402)	(295)
Balance - end of year	—	—	421

Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

The following table presents the number of warrants outstanding with an exercise price in CAD during the years ended December 31, 2022 and 2021:

		2022		2021
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance of warrants - beginning of year	17,273	$843.30	17,273	$843.30
Cancelled (note 16)	(16,873)	152.10	—	—
Balance of warrants - end of year	400	$29,999.84	17,273	$843.30

The following table presents the changes in the number of warrants outstanding with an exercise price in USD during the years ended December 31, 2022 and 2021:

		2022		2021
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance of warrants - end of year	789,472	$55.00	789,472	$55.00

Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price

The warrants outstanding as at December 31, 2022, their exercise price in CAD or in USD, expiry rate and the overall weighted average exercise price in both currency are as follows:

	Number	Expiry date	Exercise price (CAD)
Warrants outstanding with an exercise price in CAD	400	January 2023	$30,000.00
	Number	Expiry date	Exercise price (USD)
Warrants outstanding with an exercise price in USD	789,472	November 2025	$55.00